Shareholder Report	12 Months Ended
May 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Revere Street Trust
Entity Central Index Key	0001022695
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Fidelity Tax-Free Cash Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Tax-Free Cash Central Fund
Class Name	Fidelity® Tax-Free Cash Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Tax-Free Cash Central Fund for the period June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tax-Free Cash Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 2,687,967,908
Holdings Count | shares	348
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$2,687,967,908
Number of Holdings	348
Total Advisory Fee	$0

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 96.7 Variable Rate Demand Notes (VRDNs) 78.1 Tender Option Bond 18.8 Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 78.1 Tender Option Bond - 18.8 Net Other Assets (Liabilities) - 3.1
Fidelity Securities Lending Cash Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Securities Lending Cash Central Fund
Class Name	Fidelity® Securities Lending Cash Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Securities Lending Cash Central Fund for the period June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Securities Lending Cash Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 35,300,974,308
Holdings Count | shares	53
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$35,300,974,308
Number of Holdings	53
Total Advisory Fee	$0

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 43.8 8-30 15.6 31-60 20.4 61-90 11.0 91-180 9.4 U.S. Treasury Obligations 62.2 Repurchase Agreements 34.9 Non-Negotiable Time Deposit 2.8 U.S. Government Agency - Debt 0.3 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 62.2 Repurchase Agreements - 34.9 Non-Negotiable Time Deposit - 2.8 U.S. Government Agency - Debt - 0.3 Net Other Assets (Liabilities) - (0.2)%
Fidelity Municipal Cash Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Cash Central Fund
Class Name	Fidelity® Municipal Cash Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Municipal Cash Central Fund for the period June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Cash Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 3,731,990,370
Holdings Count | shares	425
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$3,731,990,370
Number of Holdings	425
Total Advisory Fee	$0

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 99.8 Variable Rate Demand Notes (VRDNs) 75.0 Tender Option Bond 24.9 Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 75.0 Tender Option Bond - 24.9 Net Other Assets (Liabilities) - 0.1
Fidelity Cash Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Cash Central Fund
Class Name	Fidelity® Cash Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Cash Central Fund for the period June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Cash Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 65,394,476,656
Holdings Count | shares	56
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$65,394,476,656
Number of Holdings	56
Total Advisory Fee	$0

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 49.5 8-30 13.6 31-60 18.3 61-90 10.0 91-180 9.0 U.S. Treasury Obligations 54.5 Repurchase Agreements 40.4 Non-Negotiable Time Deposit 4.6 Commercial Paper 0.6 U.S. Government Agency - Debt 0.3 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 54.5 Repurchase Agreements - 40.4 Non-Negotiable Time Deposit - 4.6 Commercial Paper - 0.6 U.S. Government Agency - Debt - 0.3 Net Other Assets (Liabilities) - (0.4)%